Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill Abstract
Goodwill

16. Goodwill

In accordance with IAS 36 - Impairment of assets, Goodwill is tested for impairment annually, or more frequently if facts or circumstances indicate that the asset may be impaired.

The impairment test of goodwill is performed at the level of the group of cash-generating units (“CGUs”) corresponding to the operating segments (refer to Note 5), which represent the lowest level at which goodwill is monitored and performance is assessed.

For the purpose of impairment testing, goodwill is allocated as follows:

	At December 31,	At December 31,
	2025	2024
	(EUR thousand)
Biopharmaceutical and Diagnostic Solutions	31,805	31,805
Engineering Systems	18,178	18,178
Total Goodwill	49,983	49,983

The objective of the impairment test is to compare the recoverable amount of each CGU with its corresponding carrying amount of net assets including goodwill. The recoverable amount is defined as the higher of an asset’s fair value less costs to sell and its value in use. The Group determines the value in use of the CGU to which the goodwill has been allocated as the present value of the future cash flows expected to arise from the continued use of the assets; accordingly, cash flows arising from extraordinary events are therefore excluded.

The impairment test is performed every year at year end.

The value in use has been determined using the Discounted Cash Flow ("DCF") method applied through a two-stage approach: (i) an explicit forecast period corresponding to the business plan for the years 2026-2029, and (ii) a terminal value period based on inertial assumptions for the years beyond 2029. The explicit forecast period reflects the time horizon covered by the plans prepared by management and approved by the Board of Directors on August 4, 2025, incorporating realistic assumptions based on the information available at the reporting date, including macroeconomic indicators and geo-political trends.

The principal assumptions adopted by management in preparing the projections mainly relate to a growth in product volumes and changes in product mix, the shift toward high-value solutions, the expansion of the SG EZ-fill® industrial footprint to address customer proximity and reshoring needs, the completion of the development of the DDS proprietary product portfolio and development of CDMO opportunities, and the continuation of business optimization initiatives in Engineering. The volumes and sales mix used in estimating future cash flows are based on assumptions considered reasonable and sustainable and represent management's best estimate of expected market conditions for the CGUs over the period considered.

The terminal growth rates applied to project cash flows beyond the explicit planning period (2026–2029) have been set at 2.5% for the BDS segment and 1.0% for the Engineering segment, consistent with the respective long‑term market growth trends.

The cash flows and discount rate have been determined net of tax. Future cash flows are discounted using the weighted average cost of capital (WACC), which has been estimated at 8.0% for BDS and 9.0% for Engineering. These rates reflect differences in risk profiles, capital structures, and market parameters. The calculation considers the risk‑free rate derived from the 10‑year EUR swap, a country‑weighted equity risk premium aligned with the geographic distribution of expected revenues, levered betas based on comparable listed companies, a size‑related specific risk premium, and the Group’s cost of debt. Both discount rates also include an additional 1.0% execution risk premium, reflecting the uncertainty associated with the full achievement of business plan targets. The discount rates used in the previous year were respectively 7.4% for BDS and 6.7% for Engineering.

The results obtained through the discounted cash flow method were subjected to a sensitivity analysis to assess their robustness under reasonable changes in key assumptions. The variables tested included: (i) the WACC (ranging from 7.0% to 9.0% for BDS and from 8.0% to 10.0% for Engineering), (ii) the long-term growth rate (between 0%-4% for the BDS and between 0%-2.5% for Engineering) and (iii) the EBITDA at continuing value (between -20% and +20%). Across all scenarios, the sensitivity analysis confirmed that no impairment indicators arise.

Finally, the discount rate and the change in the forecast EBITDA at continuing value have been assessed to determine the breakeven point at which the value in use would equal the carrying amount of the net assets of each CGU. For the BDS CGU, the breakeven would occur with a WACC of 14.8% or, alternatively, with an average reduction of 14.8% in the EBITDA margin applied to the continuing value, all else being equal. For the Engineering CGU, the breakeven levels correspond to a WACC of 16.8% and a reduction of 8.8% in the EBITDA margin at a continuing value.

The impairment test for the goodwill did not result in any need for impairment.